Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Net deferred tax assets and liabilities [abstract]
Schedule of Provision for Income Taxes

The provision for income taxes differs from that which would be expected by applying statutory Canadian income tax rates.

A reconciliation of the difference for the years ended December 31, is as follows:

	2025	2024
Earnings before income taxes	$55,921	$154,559
Federal and provincial statutory rates	24%	24%
Tax at statutory rates	$13,421	$37,094
Adjusted for the effect of:
Non-deductible expenses	5,593	4,422
Non-taxable capital gains	(667)	(367)
Impact of foreign tax rates	(216)	(895)
Withholding taxes	324	356
Taxes related to prior years	2,343	(3,036)
Tax assets not recognized	4,068	5,655
Waived U.S. deductions	27,961	—
Income tax expense	$52,827	$43,229

Summary of Net Deferred Tax Liability

The net deferred tax liability is comprised of the tax effect of the following temporary differences. Prior period amounts have been reclassified to reflect changes in the presentation of the valuation allowance for temporary differences in tax jurisdictions:

	2025	2024
Deferred Tax Liabilities:
Property, plant and equipment and intangibles	$329,735	$212,545
Other	6,660	83
	336,395	212,628
Offsetting of assets	(245,632)	(165,177)
	$90,763	$47,451

Deferred Tax Assets:
Losses (expire from time to time)	$655	$141,275
Long-term incentive plan	208	12,810
Other	1,401	4,386
	2,264	158,471
Offsetting of liabilities	(29)	(151,912)
	$2,235	$6,559
Net Deferred Tax Liability	$88,528	$40,892

Summary of Deferred Tax Asset Not Recognized	Accordingly, the Corporation has not recognized a deferred tax asset for the following items:

	2025	2024
Tax losses (Capital)	$19,287	$17,692
Tax losses (Income)	27,387	28,517
Deductible temporary differences	35,049	8,663
Total	$81,723	$54,872

Summary of Movement in Temporary Differences of Deferred Tax Liabilities

The movement in temporary differences is as follows:

	Property, Plant and Equipment and Intangibles	Other Deferred Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Tax Assets	Net Deferred Tax Liability
Balance, December 31, 2023	$358,170	$6,510	$(332,192)	$928	$(21,598)	$(11,965)	$(147)
Recognized in net earnings	(18,441)	(486)	45,831	(341)	5,122	4,074	35,759
Recognized in other comprehensive income	—	—	(750)	—	—	—	(750)
Foreign exchange	18,186	4	(11,288)	—	(423)	(449)	6,030
Balance, December 31, 2024	$357,915	$6,028	$(298,399)	$587	$(16,899)	$(8,340)	$40,892
Recognized in net earnings	(18,699)	411	63,680	(373)	5,580	(1,079)	49,520
Foreign exchange	(9,455)	(1)	7,143	—	166	263	(1,884)
Balance, December 31, 2025	$329,761	$6,438	$(227,576)	$214	$(11,153)	$(9,156)	$88,528